The RBB Fund, Inc.

615 East Michigan Street

Milwaukee, Wisconsin 53202

January 15, 2025

FILED VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	The RBB Fund, Inc. (the “Company”)

File Nos.: 033-20827 and 811-05518

Dear Sir or Madam:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Company is Post-Effective Amendment No. 338 to the Company’s Registration Statement on Form N-1A under the 1933 Act (Amendment No. 343 under the 1940 Act) (the “Amendment”), for the purpose of registering twelve new series: F/m U.S. Treasury 3-Month Bill Institutional ETF, F/m Leveraged U.S. Treasury 3-Month Bill ETF, F/m Current Coupon Mortgage-Backed ETF, F/m Short Duration High Coupon Tax-Free Municipal ETF, F/m Small Cap Core ETF, F/m Small Cap Growth ETF, F/m SMID Equity ETF, F/m High Yield 100 ETF, F/m High Yield High Beta ETF, F/m High Yield High Quality ETF, F/m High Yield Short Duration Quality ETF or F/m High Yield Senior Secured ETF. Pursuant to Rule 485(a)(2), the Company anticipates that this filing will be effective in 75 days. At or before that time, the Company will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment. The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment, update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at edward.paz@usbank.com.

Very truly yours,

/s/ Edward Paz

Edward Paz

Assistant Secretary

Enclosures

cc:	Steven Plump, The RBB Fund, Inc.

James Shaw, The RBB Fund, Inc.

Jillian Bosmann, Faegre Drinker Biddle & Reath LLP